Income Taxes (Schedule Of Components Of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current, State										$ 84	$ 0	$ 40
Current, Federal										646	282	95
Deferred, State										2,214	0	0
Deferred, Federal										23,419	(372)	(95)
Total income tax expense (benefit) provision recorded for continuing operations	$ 28,195	$ 10,849	$ 15,514	$ 0	$ 0	$ (91)	$ 0	$ 1	$ 0	$ 26,363	$ (90)	$ 40